Offerings	May 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, issuable under the Celcuity Inc. 2026 Stock Incentive Plan
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	124.02
Maximum Aggregate Offering Price	$ 372,060,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 51,381.49
Offering Note	(a) The aggregate number of shares to be registered is subject to adjustment by reason of stock splits, stock dividends and other events pursuant to the anti-dilution provisions of the registrant's 2026 Stock Incentive Plan. Accordingly, pursuant to Rule 416, this registration statement covers, in addition to the number of shares of the registrant's common stock, $0.001 par value per share ("Common Stock"), shown in the table above, an indeterminate number of shares of Common Stock that may become issuable by reason of such provisions. (b) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act of 1933, as amended. The proposed maximum offering price per share is calculated on the basis of $124.02, the average of the high and low price of the registrant's Common Stock on May 13, 2026, as reported on The Nasdaq Stock Market LLC, which is within five business days prior to filing this registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, issuable under the Celcuity Inc. Amended and Restated 2017 Employee Stock Purchase Plan
Amount Registered | shares	530,423
Proposed Maximum Offering Price per Unit	124.02
Maximum Aggregate Offering Price	$ 65,783,060.46
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,084.64
Offering Note	(a) The aggregate number of shares to be registered is subject to adjustment by reason of stock splits, stock dividends and other events pursuant to the anti-dilution provisions of the registrant's Amended and Restated 2017 Employee Stock Purchase Plan. Accordingly, pursuant to Rule 416, this registration statement covers, in addition to the number of shares of Common Stock shown in the table above, an indeterminate number of shares of Common Stock that may become issuable by reason of such provisions. (b) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act of 1933, as amended. The proposed maximum offering price per share is calculated on the basis of $124.02, the average of the high and low price of the registrant's Common Stock on May 13, 2026, as reported on The Nasdaq Stock Market LLC, which is within five business days prior to filing this registration statement.